COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending December 31,
2015	36,239
2016	26,433
2017	16,086
2018	10,426
2019 and thereafter	7,749
96,933